Share-Based Payment Transactions (Details) - Schedule of estimated using the binomial option pricing model - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Transactions (Details) - Schedule of estimated using the binomial option pricing model [Line Items]
Dividend yield	0.00%	0.00%
Minimum [Member]
Share-Based Payment Transactions (Details) - Schedule of estimated using the binomial option pricing model [Line Items]
Risk-free interest rate	0.93%	1.19%
Expected volatility	65.63%	65.63%
Contractual life	9 years 302 days	9 years 302 days
Early Exercise Multiple (Suboptimal Factor) (in Dollars per share)	$ 2.5	$ 2.5
Exercise price (NIS) (in Dollars per share)	$ 0.25	$ 0.28
Maximum [Member]
Share-Based Payment Transactions (Details) - Schedule of estimated using the binomial option pricing model [Line Items]
Risk-free interest rate	2.40%	2.40%
Expected volatility	78.77%	75.86%
Contractual life	10 years	10 years
Early Exercise Multiple (Suboptimal Factor) (in Dollars per share)	$ 3	$ 3
Exercise price (NIS) (in Dollars per share)	$ 2.344	$ 2.344